RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of Related Party Transactions [Table Text Block]
	December 31,	December 31,	December 31,
	2016	2015	2014

Consulting fees paid or accrued to officers or their companies	$539,706	$495,683	$472,649
Directors’ fees	2,267	4,692	18,845

Stock option grants to officers and directors	400,000	250,000	108,000
Stock option grant price range	$0.31	$$0.15	$0.43